Capital Stock - Summary of Non-Vested Stock Option Activity and Related Information (Detail) (Non Vested Stock Options [Member], USD $)	12 Months Ended
Dec. 31, 2014
Non Vested Stock Options [Member]
Schedule Of Nonvested Stock Option Activity [Line Items]
Options, Granted	110,829
Options, Outstanding Non-Vested Stock Options-end of year	110,829
Weighted-Average Grant Date Fair Value, Granted	$ 4.25
Weighted-Average Grant Date Fair Value, outstanding non-vested stock options-end of year	$ 4.25